Derivative financial instruments	6 Months Ended
Jun. 30, 2026
Derivative Financial Instruments [Abstract]
Derivative financial instruments
12. Derivative financial instruments
The Group enters into derivative contracts in the course of its risk management activities, primarily to hedge the currency risks associated with exchange rate fluctuations for sales that originate in currencies other than the Euro, as well as to hedge the interest rate risk on borrowings. The Company enters into these contracts for hedging purposes only as the Group’s financial management policy does not permit trading in financial instruments for speculative purposes. Derivative financial instruments meeting the hedge requirements of IFRS 9 are accounted for using hedge accounting. Changes in the fair value of derivative financial instruments not qualifying for hedge accounting are recognized in profit or loss in the relevant reporting period. The currency and interest rate derivatives used by the Company are over the counter (OTC) instruments, meaning those negotiated bilaterally with market counterparties, and the determination of their current value is based on valuation techniques that use input parameters (such as foreign exchange rates and interest rate curves, etc.) observable on the market (level 2 of the fair value hierarchy defined in IFRS 13 — Fair Value Measurement).
Derivatives are measured at fair value each reporting date by taking as a reference the applicable foreign currency exchange rates or the interest rates and yield curves observable at commonly quoted intervals.
The Group’s outstanding derivative instruments are presented below.

	At June 30, 2026			At December 31, 2025
(€ thousands)	Notional amount	Positive fair value	Negative fair value	Notional amount	Positive fair value	Negative fair value
Foreign currency exchange risk
Foreign currency derivatives	1,166,054	9,006	(18,580)	835,812	6,993	(4,315)
Interest rate risk
Interest rate swaps	80,925	255	(29)	81,295	62	(261)
Inflation rate swaps	5,775	—	(832)	—	—	—
Total derivatives instruments - Notional / Assets / (Liabilities)	1,252,754	9,261	(19,441)	917,107	7,055	(4,576)
At June 30, 2026 and December 31, 2025, derivative financial instruments mainly include foreign currency derivative contracts used by the Group to hedge the risks associated with fluctuations in the Euro/U.S. Dollar exchange rate for sales in U.S. Dollars and in the Euro/Chinese Renminbi exchange rate for sales in Chinese Renminbi.